Note A - Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2013
Notes
Note A - Summary of Significant Accounting Policies

NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

Endurance Exploration Group LLC (the “Company,” “Endurance,” “us,” “we” or “our”) was formed in the State of Florida on June 8, 2009 as a Florida Limited Liability Company.  Endurance is engaged in the archaeologically sensitive exploration and recovery of deep-ocean shipwrecks throughout the world. The Company intends to recover bullion precious metals, numismatic-grade coinage, high-value non-ferrous metals and other valuable cargos from both historic and modern shipwrecks.  Our corporate headquarters are located in Clearwater, Florida.

Basis of Presentation

These consolidated financial statements include the assets and liabilities of Endurance Explorer Group, LLC and a wholly owned Panamanian subsidiary formed to hold the registry of a research vessel. Revenues and expenses in the subsidiary are included as of the date of its formation or acquisition. All material intercompany transactions have been eliminated.

The Company is a development stage company and during the nine months ended September 30, 2013 and 2012 and the years ended December 31, 2012 and 2011 and the period from inception (June 8, 2009) through September 30, 2013, significant losses have been incurred.  The Company has experienced negative cash flows from operations since the inception of the Company.  These circumstances result in substantial doubt as to the ability of the Company to continue as a going concern.  The Company will need to obtain additional funding in the future in order to finance its business strategy, operations and growth through the issuance of equity, debt or collaboration.  The failure to obtain this additional funding would be detrimental to the Company.  The accompanying financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result from the outcome of this uncertainty.

Summary of Significant Accounting Policies

This summary of significant accounting policies of the Company is presented to assist in understanding our financial statements. The financial statements and notes are representations of the Company’s management who are responsible for their integrity and objectivity and have prepared them in accordance with our customary accounting practices.

Use of Estimates

Management uses estimates and assumptions in preparing these financial statements in accordance with generally accepted accounting principles. Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported revenues and expenses. Actual results could vary from the estimates that were used.

Revenue Recognition

The Company currently has no revenues.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and cash in banks. We also consider all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.

Inventory

We record our inventory at the lower of cost or market.  As of September 30, 2013 and 2012 and December 31, 2012 and 2011, the Company has no inventory.

Long-Lived Assets

Our policy is to recognize impairment losses relating to long-lived assets in accordance with the Accounting Standards Codification (“ASC”) topic for Property, Plant and Equipment. Decisions are based on several factors, including, but not limited to, management’s plans for future operations, recent operating results and projected cash flows.

Property and Equipment and Depreciation

Property and equipment is stated at historical cost. Depreciation is provided using the straight-line method at rates based on the assets’ estimated useful lives which are normally between three and ten years.  Major overhaul items (such as engines or generators) that enhance or extend the useful life of vessel related assets qualify to be capitalized and depreciated over the useful life or remaining life of that asset, whichever is shorter. Certain major repair items required by industry standards to ensure a vessel’s seaworthiness also qualify to be capitalized and depreciated over the period of time until the next scheduled planned major maintenance for that item. All other repairs and maintenance are accounted for under the direct-expensing method and are expensed when incurred.

Advertising

The Company expenses the costs of advertising, including promotional expenses, as incurred.  Advertising expenses for the nine months ended September 30, 2013 and 2012 and for the years ended December 31, 2012 and 2011 were approximately $6,140 and $0, and $1,913 and $0 respectively.

Income Taxes

The Company is a limited liability company treated as a partnership for federal and state income tax purposes with all income tax liabilities and/or benefits of the Company being passed through to the members. As such, no recognition of federal or state income taxes for the Company has been provided for in the accompanying financial statements. Any uncertain tax position taken by the members is not an uncertain position of the Company.

For purposes of these statements the Company has accounted for income taxes using the liability method of recognizing income tax assets and liabilities.  The asset and liability approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities.  A valuation allowance is provided to offset any net deferred tax assets for which management believes it is more likely than not that the net deferred asset will not be realized.

Fair Value of Financial Instruments

The fair value of financial instruments, which include cash, loans receivable, accounts payable and accrued expenses and advances from related parties were estimated to approximate their carrying values due to the immediate or short-term maturity of these financial instruments. Management is of the opinion that the Company is not exposed to significant interest, currency or credit risks arising from financial instruments.

New Accounting Pronouncements

The Company reviews new accounting standards as issued. No new standards had any material effect on these financial statements. The accounting pronouncements issued subsequent to the date of these financial statements that were considered significant by management were evaluated for the potential effect on these consolidated financial statements. Management does not believe any of the subsequent pronouncements will have a material effect on these consolidated financial statements as presented and does not anticipate the need for any future restatement of these consolidated financial statements because of the retro-active application of any accounting pronouncements issued subsequent to September 30, 2013 through the date these financial statements were issued.